Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Property, plant and equipment, gross	¥ 37,572,738	¥ 31,398,275
Accumulated depreciation	(8,759,534)	(6,468,378)
Property and equipment, net	28,813,204	24,929,897		$ 4,177,522
Depreciation expenses	2,540,899	2,102,310	¥ 1,758,638
Pending title of certificates buildings, net	4,909,234	6,555,658
Buildings
Property and equipment, net
Property, plant and equipment, gross	14,995,857	11,728,192
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross	7,328,207	6,378,741
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross	923,285	769,215
Vehicles
Property and equipment, net
Property, plant and equipment, gross	6,101,948	6,184,635
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross	850,836	765,551
Construction in progress
Property and equipment, net
Property, plant and equipment, gross	¥ 7,372,605	¥ 5,571,941